Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	122,015,902.13	15,568
Yield Supplement Overcollateralization Amount 12/31/24	1,704,343.79	0
Receivables Balance 12/31/24	123,720,245.92	15,568
Principal Payments	9,743,937.88	375
Defaulted Receivables	231,309.86	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	1,479,730.66	0
Pool Balance at 01/31/25	112,265,267.52	15,175

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.83%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	2,808,158.81	240
Past Due 61-90 days	1,007,756.58	74
Past Due 91-120 days	138,136.57	12
Past Due 121+ days	0.00	0
Total	3,954,051.96	326

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Delinquency Trigger Occurred	NO

Recoveries	236,994.19
Aggregate Net Losses/(Gains) - January 2025	(5,684.33)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.06%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	1.35%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	112,265,267.52
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.81%
Weighted Average Remaining Term	18.42

Flow of Funds	$ Amount
Collections	10,397,445.44
Investment Earnings on Cash Accounts	21,088.72
Reserve Fund Balance	5,504,632.16
Servicing Fee	(103,100.20)
Aggregate Purchase Amount	113,976,308.04
Transfer to Collection Account	0.00
Available Funds	129,796,374.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	26,784.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,246,002.45
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	112,265,267.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	13,228,451.35

Total Distributions of Available Funds	129,796,374.16

Servicing Fee	103,100.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	116,511,269.97
Principal Paid	116,511,269.97
Note Balance @ 02/18/25	0.00

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-4
Note Balance @ 01/15/25	66,961,269.97
Principal Paid	66,961,269.97
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class B
Note Balance @ 01/15/25	33,030,000.00
Principal Paid	33,030,000.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class C
Note Balance @ 01/15/25	16,520,000.00
Principal Paid	16,520,000.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	56,652.84
Total Principal Paid	116,511,269.97
Total Paid	116,567,922.81

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.48000%
Interest Paid	26,784.51
Principal Paid	66,961,269.97
Total Paid to A-4 Holders	66,988,054.48

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	33,030,000.00
Total Paid to B Holders	33,047,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	16,520,000.00
Total Paid to C Holders	16,532,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0515884
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	106.0958412
Total Distribution Amount	106.1474296

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.2677915
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	669.4788039
Total A-4 Distribution Amount	669.7465954

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,000.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,000.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	36.44
Noteholders' Principal Distributable Amount	963.56

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	5,504,632.16
Investment Earnings	19,884.19
Investment Earnings Paid	(19,884.19)
Deposit/(Withdrawal)	(5,504,632.16)
Balance as of 02/18/25	0.00
Change	(5,504,632.16)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$716,844.19	$991,150.23	$1,164,226.21
Number of Extensions	69	85	94
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.74%	0.81%